Long-term Incentive Plans (Details 6) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Dates of grant or valuation	October 8, 2024	May 2, 2023 to January 31, 2024	March 1, 2022 to January 13, 2023
Risk free interest rates	3.03%
Risk free interest rates, minimum		3.48%	1.39%
Risk free interest rates, maximum		4.63%	3.87%
Volatilities	112.00%
Volatilities, minimum		109.00%	119.00%
Volatilities, maximum		144.00%	155.00%
Market prices of common shares on grant date	$ 0.145
Market prices of common shares on grant date, minimum		$ 0.065	$ 0.17
Market prices of common shares on grant date, maximum		$ 0.08	$ 0.18
Expected dividends	0.00%	0.00%	0.00%
Expected lives	3 years
Expected lives, minimum		1 year 11 months 12 days	2 years
Expected lives, maximum		3 years	3 years
Exercise prices	$ 0.14
Exercise prices, minimum		$ 0.07	$ 0.16
Exercise prices, maximum		0.16	0.17
Fair values of options on grant or valuation dates	$ 0.10
Fair values of options on grant or valuation dates, minimum		0.04	0.11
Fair values of options on grant or valuation dates, maximum		$ 0.17	$ 1.70